LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net income per share

	Three months ended June 30,		Nine months ended June 30,
	2024	2023	2024	2023
Net loss attributable to common stockholders	$(87,360,817)	$(308,858,234)	$(281,187,675)	$(800,047,339)
Less: preferred stock dividends waived/(accrued)	(23,066)	(13,125)	(66,412)	7,387,811
Less: financial result from exchange of Series C P/S for Series E P/S (see Note 18 - Series E Preferred Stock)	(8,604,029)	-	(8,604,029)	-
Net loss used in computing basic net loss per share of common stock	$(95,987,912)	$(308,871,359)	$(289,858,116)	$(792,659,528)

Net loss per share	$(7.91)	$(1,114.23)	$(37.92)	$(5,544.35)

Weighted average shares outstanding, basic and diluted	12,134,899	277,205	7,644,049	142,967

	Fiscal Year ended September 30,
	2023	2022
Net loss attributable to common stockholders	$(972,254,582)	$(739,532,806)
Waived/(Accrued) accumulated preferred dividends	7,360,397	(40,516,440)
Net loss used in computing basic net loss per share of common stock	$(964,894,185)	$(780,049,246)

Net loss per share	$(1,574.14)	$(63,085.26)

Weighted average shares outstanding, basic and diluted	612,964	12,365